Non-controlling Interest	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Controlling Interests [abstract]
Non-controlling Interest

NOTE 50. NON-CONTROLLING INTEREST
The following tables provide information about each subsidiary that has a non-controlling interest.
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.23	12.31.22
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)	CABA -Argentina	0.57%	—%
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.22	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.23
Galicia Broker Asesores de Seguros S.A.	119	—	(119)	125	125
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)	—	183,933	—	(5,195)	178,738
Total	119	183,933	(119)	(5,070)	178,863

Company	Balance as of 12.31.21	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.22
Galicia Broker Asesores de Seguros S.A.	63	—	—	56	119
Total	63	—	—	56	119

Company	Balance as of 12.31.20	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.21
Galicia Broker Asesores de Seguros S.A.	63	—	—	—	63
Total	63	—	—	—	63
Summary information on subsidiaries is detailed in Note 15.